Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
Ultra Short Income Portfolio | Institutional Class
Prospectus:
Trading Symbol	MUIIX
Ultra Short Income Portfolio | Class IR
Prospectus:
Trading Symbol	MULSX
Ultra Short Income Portfolio | Class A
Prospectus:
Trading Symbol	MUAIX